UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2944

Oppenheimer Rising Dividends Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS     July 31, 2014     Unaudited

	Shares	Value
Common Stocks—99.5%
Consumer Discretionary—13.5%
Auto Components—1.2%
Delphi Automotive plc	1,072,130	$ 71,618,284
Hotels, Restaurants & Leisure—0.8%
Wynn Resorts Ltd.	216,500	46,157,800
Household Durables—0.8%
Harman International Industries, Inc.	416,398	45,200,003
Media—7.0%
Time Warner, Inc.	1,241,916	103,103,866
Twenty-First Century Fox, Inc., Cl. A	3,017,000	95,578,560
Viacom, Inc., Cl. B	698,170	57,717,714
Walt Disney Co. (The)	1,823,120	156,569,546
		412,969,686
Specialty Retail—1.7%
Tiffany & Co.	1,022,550	99,811,105
Textiles, Apparel & Luxury Goods—2.0%
Nike, Inc., Cl. B	818,230	63,110,080
VF Corp.	955,490	58,542,872
		121,652,952
Consumer Staples—8.3%
Beverages—4.9%
Brown-Forman Corp., Cl. B	1,336,725	115,827,221
Coca-Cola Enterprises, Inc.	2,533,200	115,133,940
PepsiCo, Inc.	666,850	58,749,485
		289,710,646
Food & Staples Retailing—2.5%
Costco Wholesale Corp.	254,690	29,936,263
CVS Caremark Corp.	1,551,240	118,452,686
		148,388,949
Food Products—0.9%
Hershey Co. (The)	610,870	53,848,191
Energy—9.3%
Energy Equipment & Services—3.5%
Halliburton Co.	1,405,010	96,931,640

	Shares	Value
Energy Equipment & Services (Continued)
Schlumberger Ltd.	976,480	$ 105,840,667
		202,772,307
Oil, Gas & Consumable Fuels—5.8%
Chevron Corp.	694,730	89,786,905
ConocoPhillips	1,485,860	122,583,450
EOG Resources, Inc.	523,870	57,332,333
Occidental Petroleum Corp.	744,870	72,781,248
		342,483,936
Financials—13.9%
Capital Markets—2.7%
Ameriprise Financial, Inc.	647,690	77,463,724
Charles Schwab Corp. (The)	1,200,300	33,308,325
Invesco Ltd.	1,278,980	48,128,017
		158,900,066
Commercial Banks—5.6%
Bank of America Corp.	1,975,070	30,119,818
JPMorgan Chase & Co.	1,843,570	106,318,682
PNC Financial Services Group, Inc.	875,640	72,292,838
Wells Fargo & Co.	2,344,670	119,343,703
		328,075,041
Consumer Finance—2.3%
American Express Co.	675,800	59,470,400
Discover Financial Services	1,266,370	77,324,552
		136,794,952
Insurance—2.2%
American International Group, Inc.	836,900	43,502,062
Aon plc	1,028,760	86,786,194
		130,288,256
Real Estate Investment Trusts (REITs)—1.1%
American Tower Corp., Cl. A	662,950	62,575,850
Health Care—17.4%
Biotechnology—1.7%
Amgen, Inc.	776,050	98,861,009

1   OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies—2.0%
Becton Dickinson & Co.	255,570	$ 29,707,457
Medtronic, Inc.	967,050	59,705,667
Stryker Corp.	378,030	30,155,453
		119,568,577
Health Care Providers & Services—3.1%
Cardinal Health, Inc.	1,490,680	106,807,222
Omnicare, Inc.	233,480	14,592,500
UnitedHealth Group, Inc.	713,880	57,859,974
		179,259,696
Life Sciences Tools & Services—1.7%
Thermo Fisher Scientific, Inc.	829,620	100,798,830
Pharmaceuticals—8.9%
AbbVie, Inc.	1,135,793	59,447,406
Allergan, Inc.	354,020	58,717,757
Bristol-Myers Squibb Co.	1,848,660	93,579,169
Johnson & Johnson	1,179,510	118,057,156
Merck & Co., Inc.	772,458	43,829,267
Novo Nordisk AS, Sponsored ADR	659,950	30,390,697
Perrigo Co. plc	431,850	64,971,833
Pfizer, Inc.	2,011,310	57,724,597
		526,717,882
Industrials—11.6%
Aerospace & Defense—3.7%
Boeing Co. (The)	332,880	40,105,383
General Dynamics Corp.	505,640	59,043,583
Lockheed Martin Corp.	370,620	61,882,421
United Technologies Corp.	557,720	58,644,258
		219,675,645
Airlines—0.7%
Delta Air Lines, Inc.	1,097,790	41,123,214
Building Products—1.0%
Allegion plc	1,125,110	57,864,407

	Shares	Value
Commercial Services & Supplies—1.5%
Tyco International Ltd.	2,056,670	$ 88,745,311
Electrical Equipment—0.4%
Eaton Corp. plc	382,270	25,963,778
Machinery—3.0%
Caterpillar, Inc.	745,320	75,090,990
Flowserve Corp.	400,520	29,654,501
Parker Hannifin Corp.	600,150	68,987,242
		173,732,733
Road & Rail—1.3%
Union Pacific Corp.	755,420	74,265,340
Information Technology—17.9%
Communications Equipment—1.6%
Cisco Systems, Inc.	3,668,090	92,545,911
IT Services—2.0%
MasterCard, Inc., Cl. A	944,890	70,063,593
Visa, Inc., Cl. A	214,070	45,170,911
		115,234,504
Semiconductors & Semiconductor Equipment—2.8%
Intel Corp.	2,614,160	88,593,882
Texas Instruments, Inc.	1,598,740	73,941,725
		162,535,607
Software—4.1%
Microsoft Corp.	3,270,832	141,169,109
Oracle Corp.	2,533,950	102,346,241
		243,515,350
Technology Hardware, Storage & Peripherals—7.4%
Apple, Inc.	2,390,290	228,440,015
EMC Corp.	3,461,890	101,433,377
SanDisk Corp.	308,460	28,288,867
Western Digital Corp.	800,612	79,925,096
		438,087,355
Materials—5.0%
Chemicals—5.0%
Dow Chemical Co. (The)	1,979,730	101,104,811

2   OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Chemicals (Continued)
LyondellBasell Industries NV, Cl. A	837,192	$ 88,951,650
Methanex Corp.	467,360	30,411,115
PPG Industries, Inc.	384,020	76,174,207
		296,641,783
Telecommunication Services—1.0%
Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	1,196,680	60,336,606
Utilities—1.6%
Electric Utilities—1.0%
NextEra Energy, Inc.	635,650	59,681,178
Multi-Utilities—0.6%
Sempra Energy	318,380	31,745,670
Total Common Stocks
(Cost $5,085,805,913)		5,858,148,410
Investment Company—1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[1,2] (Cost $61,124,269)	61,124,269	61,124,269
Total Investments, at Value (Cost $5,146,930,182)	100.5%	5,919,272,679
Net Other Assets (Liabilities)	(0.5)	(27,381,426)

Net Assets	100.0%	$ 5,891,891,253

3   OPPENHEIMER RISING DIVIDENDS FUND

    STATEMENT OF INVESTMENTS     Unaudited / Continued

Footnotes to Statement of Investments

1. Rate shown is the 7-day yield as of July 31, 2014.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2013	Gross Additions	Gross Reductions	Shares July 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	165,542,542	1,192,812,744	1,297,231,017	61,124,269

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$61,124,269	$45,032

4   OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO

STATEMENT OF INVESTMENTS     July 31, 2014    Unaudited

Oppenheimer Rising Dividends Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

5   OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event

6   OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7  OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of July 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$797,409,830	$—	$—	$797,409,830
Consumer Staples	491,947,786	—	—	491,947,786
Energy	545,256,243	—	—	545,256,243
Financials	816,634,165	—	—	816,634,165
Health Care	1,025,205,994	—	—	1,025,205,994
Industrials	681,370,428	—	—	681,370,428
Information Technology	1,051,918,727	—	—	1,051,918,727
Materials	296,641,783	—	—	296,641,783
Telecommunication Services	60,336,606	—	—	60,336,606
Utilities	91,426,848	—	—	91,426,848
Investment Company	61,124,269	—	—	61,124,269

Total Assets	$5,919,272,679	$—	$—	$5,919,272,679

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$5,149,561,930

Gross unrealized appreciation	$826,090,426
Gross unrealized depreciation	(56,379,677)

Net unrealized appreciation	$769,710,749

8  OPPENHEIMER RISING DIVIDENDS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	9/10/2014